Leases - Disclosure of lease liabilities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Lease liabilities, beginning balance	£ 1,216	£ 1,317
Interest expense	54	56
New leases	19	42
Disposals	(11)	(13)
Cash payments	(406)	(239)
Exchange and other movements	99	53
Lease liabilities, ending balance	971	£ 1,216
Liability paiement related to structural costs	£ 182